PINNACLE/PINNACLE II VARIABLE UNIVERSAL LIFE
     LEGACY SURVIVORSHIP VARIABLE UNIVERSAL LIFE
       VARIABLE UNIVERSAL LIFE
        ANNUAL REPORT, DECEMBER 31, 2005








VARIABLE UNIVERSAL LIFE FUNDS

AIM V.I. GROWTH FUND - SERIES I SHARES
AIM V.I. GOVERNMENT SECURITIES FUND - SERIES I SHARES



PINNACLE/PINNACLE II/LEGACY FUNDS

AIM V.I. BASIC VALUE FUND - SERIES II SHARES
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II SHARES
AIM V.I. GROWTH FUND - SERIES II SHARES
AIM V.I. PREMIER EQUITY FUND - SERIES II SHARES







                                                 Columbus Life Insurance Company

                                                          400 East Fourth Street
                                                                Cincinnati, Ohio
                                                                      45201-5737
                                                            www.ColumbusLife.com

VARIABLE UNIVERSAL LIFE FUNDS

AIM V.I. GROWTH FUND - SERIES I SHARES
AIM V.I. GOVERNMENT SECURITIES FUND - SERIES I SHARES

PINNACLE/PINNACLE II/LEGACY FUNDS

AIM V.I. BASIC VALUE FUND - SERIES II SHARES
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II SHARES
AIM V.I. GROWTH FUND - SERIES II SHARES
AIM V.I. PREMIER EQUITY FUND - SERIES II SHARES


Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Pinnacle/Pinnacle II Variable Universal Life, Legacy Survivorship Variable Universal Life, or Variable Universal Life contracts. The assets of these sub-accounts are invested in the corresponding funds, some of which are shown above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Pinnacle/Pinnacle II Variable Universal Life, Legacy Survivorship Variable Universal Life, or Variable Universal Life contracts. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Pinnacle/Pinnacle II Variable Universal Life, Legacy Survivorship Variable Universal Life, and Variable Universal Life are underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* Columbus Life and Touchstone Securities, Inc. are both members of the Western & Southern Financial Group(R). An investor should carefully consider the investment objectives, risks, charges, and expenses found in the prospectus before investing or sending money.



*A registered broker-dealer and member of the NASD and SIPC.

                               VARIABLE UNIVERSAL LIFE
                                ANNUAL REPORT, DECEMBER 31, 2005








VARIABLE UNIVERSAL LIFE FUNDS

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO - CLASS O
ALGER AMERICAN GROWTH PORTFOLIO - CLASS O
















                                                 Columbus Life Insurance Company

                                                          400 East Fourth Street
                                                     Cincinnati, Ohio 45201-5737

                                                            www.ColumbusLife.com

VARIABLE UNIVERSAL LIFE FUNDS

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO - CLASS O
ALGER AMERICAN GROWTH PORTFOLIO - CLASS O


Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Variable Universal Life contract. The assets of these sub-accounts are invested in the corresponding funds, some of which are shown above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Variable Universal Life contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Variable Universal Life is underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* Columbus Life and Touchstone Securities, Inc. are both members of the Western & Southern Financial Group(R). An investor should carefully consider the investment objectives, risks, charges, and expenses found in the prospectus before investing or sending money.


*A registered broker-dealer and member of the NASD and SIPC.

PINNACLE/PINNACLE II VARIABLE UNIVERSAL LIFE
     LEGACY SURVIVORSHIP VARIABLE UNIVERSAL LIFE
       VARIABLE UNIVERSAL LIFE
        ANNUAL REPORT, DECEMBER 31, 2005




VARIABLE UNIVERSAL LIFE FUNDS

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
FIDELITY(R) VIP GROWTH PORTFOLIO - SERVICE CLASS 2
FIDELITY(R) VIP ASSET MANAGERSM PORTFOLIO - SERVICE CLASS 2
FIDELITY(R) VIP BALANCED PORTFOLIO - SERVICE CLASS 2
FIDELITY(R) VIP MID CAP PORTFOLIO - SERVICE CLASS 2


PINNACLE/PINNACLE II/LEGACY FUNDS

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
FIDELITY(R) VIP GROWTH PORTFOLIO - SERVICE CLASS 2
FIDELITY(R) VIP ASSET MANAGERSM PORTFOLIO - SERVICE CLASS 2
FIDELITY(R) VIP BALANCED PORTFOLIO - SERVICE CLASS 2
FIDELITY(R) VIP MID CAP PORTFOLIO - SERVICE CLASS 2
FIDELITY(R) VIP MONEY MARKET PORTFOLIO - INITIAL CLASS

                                                 Columbus Life Insurance Company

                                                          400 East Fourth Street
                                                     Cincinnati, Ohio 45201-5737

                                                            www.ColumbusLife.com

VARIABLE UNIVERSAL LIFE FUNDS

FIDELITY(R)VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
FIDELITY(R)VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
FIDELITY(R)VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
FIDELITY(R)VIP GROWTH PORTFOLIO - SERVICE CLASS 2
FIDELITY(R)VIP ASSET MANAGERSM PORTFOLIO - SERVICE CLASS 2
FIDELITY(R)VIP BALANCED PORTFOLIO - SERVICE CLASS 2
FIDELITY(R)VIP MID CAP PORTFOLIO - SERVICE CLASS 2


PINNACLE/PINNACLE II/ LEGACY FUNDS

FIDELITY(R)VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
FIDELITY(R)VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
FIDELITY(R)VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
FIDELITY(R)VIP GROWTH PORTFOLIO - SERVICE CLASS 2
FIDELITY(R)VIP ASSET MANAGERSM PORTFOLIO - SERVICE CLASS 2
FIDELITY(R)VIP BALANCED PORTFOLIO - SERVICE CLASS 2
FIDELITY(R)VIP MID CAP PORTFOLIO - SERVICE CLASS 2
FIDELITY(R)VIP MONEY MARKET PORTFOLIO - INITIAL CLASS

Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Pinnacle/Pinnacle II Variable Universal Life, Legacy Survivorship Variable Universal Life, or Variable Universal Life contracts. The assets of these sub-accounts are invested in the corresponding funds, some of which are shown above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Pinnacle/Pinnacle II Variable Universal Life, Legacy Survivorship Variable Universal Life, or Variable Universal Life contracts. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Pinnacle/Pinnacle II Variable Universal Life, Legacy Survivorship Variable Universal Life, and Variable Universal Life are underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* Columbus Life and Touchstone Securities, Inc. are both members of the Western & Southern Financial Group(R). An investor should carefully consider the investment objectives, risks, charges, and expenses found in the prospectus before investing or sending money.


*A registered broker-dealer and member of the NASD and SIPC.

PINNACLE/PINNACLE II VARIABLE UNIVERSAL LIFE
     LEGACY SURVIVORSHIP VARIABLE UNIVERSAL LIFE
         ANNUAL REPORT, DECEMBER 31, 2005








PINNACLE/PINNACLE II/LEGACY FUNDS

FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
FRANKLIN INCOME SECURITIES FUND - CLASS 2
FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
TEMPLETON GROWTH SECURITIES FUND - CLASS 2
MUTUAL SHARES SECURITIES FUND - CLASS 2









                                                 Columbus Life Insurance Company


                                                          400 East Fourth Street
                                                     Cincinnati, Ohio 45201-5737

                                                            www.ColumbusLife.com

PINNACLE/PINNACLE II/ LEGACY FUNDS

FRANKLIN GROWTH AND INCOME SECURITES FUND - CLASS 2
FRANKLIN INCOME SECURITIES FUND - CLASS 2
FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
TEMPLETON GROWTH SECURITIES FUND - CLASS 2
MUTUAL SHARES SECURITIES FUND - CLASS 2

Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Pinnacle/Pinnacle II Variable Universal Life and Legacy Survivorship Variable Universal Life contracts. The assets of these sub-accounts are invested in the corresponding funds, some of which are shown above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Pinnacle/Pinnacle II Variable Universal Life or the Legacy Survivorship Variable Universal Life contracts. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Pinnacle/Pinnacle II Variable Universal Life and Legacy Survivorship Variable Universal Life are underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* Columbus Life and Touchstone Securities, Inc. are both members of the Western & Southern Financial Group(R). An investor should carefully consider the investment objectives, risks, charges, and expenses found in the prospectus before investing or sending money.



*A registered broker-dealer and member of the NASD and SIPC.

PINNACLE/PINNACLE II VARIABLE UNIVERSAL LIFE
     LEGACY SURVIVORSHIP VARIABLE UNIVERSAL LIFE
        ANNUAL REPORT, DECEMBER 31, 2005








PINNACLE/PINNACLE II/LEGACY FUNDS

JANUS ASPEN MID CAP GROWTH PORTFOLIO - SERVICE SHARES
JANUS ASPEN FORTY PORTFOLIO  - SERVICE SHARES
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO - SERVICE SHARES













                                                 Columbus Life Insurance Company


                                                          400 East Fourth Street
                                                     Cincinnati, Ohio 45201-5737

                                                            www.ColumbusLife.com

PINNACLE/PINNACLE II/ LEGACY FUNDS

JANUS ASPEN MID CAP GROWTH - SERVICE SHARES
JANUS ASPEN FORTY PORTFOLIO - SERVICE SHARES
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO - SERVICE SHARES

Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Pinnacle/Pinnacle II Variable Universal Life and Legacy Survivorship Variable Universal Life contracts. The assets of these sub-accounts are invested in the corresponding funds, some of which are shown above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Pinnacle/Pinnacle II Variable Universal Life or the Legacy Survivorship Variable Universal Life contracts. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Pinnacle/Pinnacle II Variable Universal Life and Legacy Survivorship Variable Universal Life are underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* Columbus Life and Touchstone Securities, Inc. are both members of the Western & Southern Financial Group(R). An investor should carefully consider the investment objectives, risks, charges, and expenses found in the prospectus before investing or sending money.


*A registered broker-dealer and member of the NASD and SIPC.

PINNACLE/PINNACLE II VARIABLE UNIVERSAL LIFE
     LEGACY SURVIVORSHIP VARIABLE UNIVERSAL LIFE
        ANNUAL REPORT, DECEMBER 31, 2005








PINNACLE/PINNACLE II/LEGACY FUNDS

J.P. MORGAN MID CAP VALUE PORTFOLIO
















                                                 Columbus Life Insurance Company

                                                          400 East Fourth Street
                                                     Cincinnati, Ohio 45201-5737

                                                            www.ColumbusLife.com

PINNACLE/ PINNACLE II/LEGACY FUNDS

J.P. MORGAN MID CAP VALUE PORTFOLIO

Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Pinnacle/Pinnacle II Variable Universal Life and Legacy Survivorship Variable Universal Life contracts. The assets of these sub-accounts are invested in the corresponding funds, some of which are shown above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Pinnacle/Pinnacle II Variable Universal Life or the Legacy Survivorship Variable Universal Life contracts. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Pinnacle/Pinnacle II Variable Universal Life and Legacy Survivorship Variable Universal Life are underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* Columbus Life and Touchstone Securities, Inc. are both members of the Western & Southern Financial Group(R). An investor should carefully consider the investment objectives, risks, charges, and expenses found in the prospectus before investing or sending money.



*A registered broker-dealer and member of the NASD and SIPC.

)

PINNACLE/PINNACLE II VARIABLE UNIVERSAL LIFE
     LEGACY SURVIVORSHIP VARIABLE UNIVERSAL LIFE
        VARIABLE UNIVERSAL LIFE
         ANNUAL REPORT, DECEMBER 31, 2005






VARIABLE UNIVERSAL LIFE FUNDS
..

MFS(R) CAPITAL OPPORTUNITIES SERIES - SERVICE CLASS
MFS(R) EMERGING GROWTH SERIES - INITIAL CLASS
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS
MFS(R) MID CAP GROWTH SERIES - SERVICE CLASS
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS

PINNACLE/PINNACLE II/LEGACY FUNDS


MFS(R) CAPITAL OPPORTUNITIES SERIES - SERVICE CLASS
MFS(R) EMERGING GROWTH SERIES - SERVICE CLASS
MFS(R) MID CAP GROWTH SERIES - SERVICE CLASS
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS





                                                 Columbus Life Insurance Company

                                                          400 East Fourth Street
                                                     Cincinnati, Ohio 45201-5737

                                                            www.ColumbusLife.com

VARIABLE UNIVERSAL LIFE FUNDS

MFS(R) CAPITAL OPPORTUNITIES SERIES - SERVICE CLASS
MFS(R) EMERGING GROWTH SERIES - INITIAL CLASS
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS
MFS(R) MID CAP GROWTH SERIES - SERVICE CLASS
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS

PINNACLE/PINNACLE II/ LEGACY FUNDS

MFS(R) CAPITAL OPPORTUNITIES SERIES - SERVICE CLASS
MFS(R) EMERGING GROWTH SERIES - SERVICE CLASS
MFS(R) MID CAP GROWTH SERIES - SERVICE CLASS
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS

Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Pinnacle/Pinnacle II Variable Universal Life, Legacy Survivorship Variable Universal Life, or Variable Universal Life contracts. The assets of these sub-accounts are invested in the corresponding funds, some of which are shown above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Pinnacle/Pinnacle II Variable Universal Life, Legacy Survivorship Variable Universal Life, or Variable Universal Life contracts. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Pinnacle/Pinnacle II Variable Universal Life, Legacy Survivorship Variable Universal Life, and Variable Universal Life are underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* Columbus Life and Touchstone Securities, Inc. are both members of the Western & Southern Financial Group(R). An investor should carefully consider the investment objectives, risks, charges, and expenses found in the prospectus before investing or sending money.

*A registered broker-dealer and member of the NASD and SIPC.

PINNACLE/PINNACLE II VARIABLE UNIVERSAL LIFE
     LEGACY SURVIVORSHIP VARIABLE UNIVERSAL LIFE
        ANNUAL REPORT, DECEMBER 31, 2005







PINNACLE/PINNACLE II/LEGACY FUNDS


OPPENHEIMER VARIABLE ACCOUNT FUNDS

    OPPENHEIMER AGGRESSIVE GROWTH FUND/VA - SERVICE CLASS
    OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE CLASS

(OPPENHEIMER) PANORAMA SERIES FUND, INC.

    OPPENHEIMER INTERNATIONAL GROWTH FUND/VA - SERVICE CLASS











                                                 Columbus Life Insurance Company

                                                          400 East Fourth Street
                                                                Cincinnati, Ohio
                                                                      45201-5737
                                                            www.ColumbusLife.com

PINNACLE/PINNACLE II/LEGACY FUNDS

OPPENHEIMER VARIABLE ACCOUNT FUNDS

    OPPENHEIMER AGGRESSIVE GROWTH FUND/VA - SERVICE CLASS
    OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE CLASS

(OPPENHEIMER) PANORAMA SERIES FUND, INC.

    OPPENHEIMER INTERNATIONAL GROWTH FUND/VA - SERVICE CLASS


Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Pinnacle/Pinnacle II Variable Universal Life and Legacy Survivorship Variable Universal Life contracts. The assets of these sub-accounts are invested in the corresponding funds, some of which are shown above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Pinnacle/Pinnacle II Variable Universal Life or the Legacy Survivorship Variable Universal Life contracts. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Pinnacle/Pinnacle II Variable Universal Life and Legacy Survivorship Variable Universal Life are underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* Columbus Life and Touchstone Securities, Inc. are both members of the Western & Southern Financial Group(R). An investor should carefully consider the investment objectives, risks, charges, and expenses found in the prospectus before investing or sending money.


*A registered broker-dealer and member of the NASD and SIPC.

                            VARIABLE UNIVERSAL LIFE
                              ANNUAL REPORT, DECEMBER 31, 2005








VARIABLE UNIVERSAL LIFE FUNDS

PIMCO LONG-TERM U.S. GOVERNMENT PORTFOLIO -
      ADMINISTRATIVE CLASS
















                                                 Columbus Life Insurance Company

                                                          400 East Fourth Street
                                                     Cincinnati, Ohio 45201-5737

                                                            www.ColumbusLife.com

VARIABLE UNIVERSAL LIFE FUNDS

PIMCO LONG-TERM U.S. GOVERNMENT PORTFOLIO - ADMINISTRATIVE CLASS

Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Variable Universal Life contract. The assets of these sub-accounts are invested in the corresponding funds, some of which are shown above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Variable Universal Life contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Variable Universal Life is underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* Columbus Life and Touchstone Securities, Inc. are both members of the Western & Southern Financial Group(R). An investor should carefully consider the investment objectives, risks, charges, and expenses found in the prospectus before investing or sending money.


*A registered broker-dealer and member of the NASD and SIPC.

PINNACLE/PINNACLE II VARIABLE UNIVERSAL LIFE
     LEGACY SURVIVORSHIP VARIABLE UNIVERSAL LIFE
       VARIABLE UNIVERSAL LIFE
        ANNUAL REPORT, DECEMBER 31, 2005







VARIABLE UNIVERSAL LIFE FUNDS

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB


PINNACLE/PINNACLE II/LEGACY FUNDS

PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
PUTNAM VT VOYAGER FUND - CLASS IB








                                                 Columbus Life Insurance Company

                                                          400 East Fourth Street
                                                                Cincinnati, Ohio
                                                                      45201-5737
                                                            www.ColumbusLife.com

VARIABLE UNIVERSAL LIFE FUNDS

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB

PINNACLE/PINNACLE II/LEGACY FUNDS

PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
PUTNAM VT VOYAGER FUND - CLASS IB

Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Pinnacle/Pinnacle II Variable Universal Life, Legacy Survivorship Variable Universal Life, or Variable Universal Life contracts. The assets of these sub-accounts are invested in the corresponding funds, some of which are shown above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Pinnacle/Pinnacle II Variable Universal Life, Legacy Survivorship Variable Universal Life, or Variable Universal Life contracts. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Pinnacle/Pinnacle II Variable Universal Life, Legacy Survivorship Variable Universal Life, and Variable Universal Life are underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* Columbus Life and Touchstone Securities, Inc. are both members of the Western & Southern Financial Group(R). An investor should carefully consider the investment objectives, risks, charges, and expenses found in the prospectus before investing or sending money


*A registered broker-dealer and member of the NASD and SIPC.

PINNACLE/PINNACLE II VARIABLE UNIVERSAL LIFE
     LEGACY SURVIVORSHIP VARIABLE UNIVERSAL LIFE
       VARIABLE UNIVERSAL LIFE
        ANNUAL REPORT, DECEMBER 31, 2005








VARIABLE UNIVERSAL LIFE FUNDS

SCUDDER VIT EQUITY 500 INDEX FUND - CLASS A
SCUDDER VIT SMALL CAP INDEX FUND - CLASS A



PINNACLE/PINNACLE II/LEGACY FUNDS
SCUDDER VIT EQUITY 500 INDEX FUND - CLASS A
SCUDDER VIT SMALL CAP INDEX FUND - CLASS A
SCUDDER VARIABLE SERIES I BOND PORTFOLIO - CLASS A









                                                 Columbus Life Insurance Company

                                                          400 East Fourth Street
                                                     Cincinnati, Ohio 45201-5737

                                                            www.ColumbusLife.com

VARIABLE UNIVERSAL LIFE FUNDS

SCUDDER VIT EQUITY 500 INDEX FUND - CLASS A
SCUDDER VIT SMALL CAP INDEX FUND - CLASS A

PINNACLE/PINNACLE II/LEGACY FUNDS

SCUDDER VIT EQUITY 500 INDEX FUND - CLASS A
SCUDDER VIT SMALL CAP INDEX FUND - CLASS A
SCUDDER VARIABLE SERIES I BOND PORTFOLIO - CLASS A

Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Pinnacle/Pinnacle II Variable Universal Life, Legacy Survivorship Variable Universal Life, or Variable Universal Life contracts. The assets of these sub-accounts are invested in the corresponding funds, some of which are shown above. The financial statements and performance returns in this semi- annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Pinnacle/Pinnacle II Variable Universal Life, Legacy Survivorship Variable Universal Life, or Variable Universal Life contracts. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Pinnacle/Pinnacle II Variable Universal Life, Legacy Survivorship Variable Universal Life, and Variable Universal Life are underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* Columbus Life and Touchstone Securities, Inc. are both members of the Western & Southern Financial Group(R). An investor should carefully consider the investment objectives, risks, charges, and expenses found in the prospectus before investing or sending money.


*A registered broker-dealer and member of the NASD and SIPC.

PINNACLE/PINNACLE II VARIABLE UNIVERSAL LIFE
     LEGACY SURVIVORSHIP VARIABLE UNIVERSAL LIFE
        ANNUAL REPORT, DECEMBER 31, 2005









PINNACLE/PINNACLE II/LEGACY FUNDS

VAN KAMPEN LIT COMSTOCK PORTFOLIO - CLASS II
VAN KAMPEN LIT EMERGING GROWTH PORTFOLIO - CLASS II
VAN KAMPEN UIF EMERGING MARKETS EQUITY PORTFOLIO - CLASS II














                                                 Columbus Life Insurance Company

                                                          400 East Fourth Street
                                                     Cincinnati, Ohio 45201-5737

                                                            www.ColumbusLife.com

PINNACLE/PINNACLE II/LEGACY FUNDS

VAN KAMPEN LIT COMSTOCK PORTFOLIO - CLASS II
VAN KAMPEN LIT EMERGING GROWTH PORTFOLIO - CLASS II
VAN KAMPEN UIF EMERGING MARKETS EQUITY PORTFOLIO - CLASS II

Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Pinnacle/Pinnacle II Variable Universal Life and Legacy Survivorship Variable Universal Life contracts. The assets of these sub-accounts are invested in the corresponding funds, some of which are shown above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Pinnacle/Pinnacle II Variable Universal Life or the Legacy Survivorship Variable Universal Life contracts. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Pinnacle/Pinnacle II Variable Universal Life and Legacy Survivorship Variable Universal Life are underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* Columbus Life and Touchstone Securities, Inc. are both members of the Western & Southern Financial Group(R). An investor should carefully consider the investment objectives, risks, charges, and expenses found in the prospectus before investing or sending money.



*A registered broker-dealer and member of the NASD and SIPC.

                                                 Columbus Life Insurance Company



                  P.O. Box 5737 o Cincinnati, Ohio 45201-5737 o (800) 677-9696 o
                                                            www.ColumbusLife.com















                                                                     Underwriter
                                                     Columbus Life Insurance Co.
                                                          400 East Fourth Street
                                                          Cincinnati, Ohio 45202

                                                                     Distributor
                                                     Touchstone Securities, Inc.
                                                        303 Broadway, Suite 1100
                                                          Cincinnati, Ohio 45202
                                                     800o638o8194 Broker-Dealers
                                             800o285o2858 Financial Institutions

                                                         Variable Service Center
                                           Columbus Life Variable Service Center
                                                                   P.O. Box 2850
                                                     Cincinnati, Ohio 45201-2850
                                                                    800o677o9696

The most recent semi-annual or annual reports of the following investment companies are made a part hereof and incorporated herein with respect to the most recent annual report for the Columbus Life Variable Universal Life product.


AIM Variable Insurance Funds, Inc. (File No. 811-07452)
         AIM V.I. Growth Fund, Series I Shares
         AIM V.I. Government Securities Fund, Series I Shares

The Alger American Fund (File No. 811-05550)
         Alger American Growth Portfolio - Class O
         Alger American Small Capitalization Portfolio - Class O


Fidelity Variable Insurance Products Funds (File Nos. 811-03329, 811-05511, and 811-07205))
         Fidelity VIP Equity-Income Portfolio-Service Class 2 Fidelity VIP Contrafund Portfolio-Service Class 2 Fidelity VIP Growth & Income Portfolio-Service Class 2 Fidelity VIP Growth Portfolio-Service Class 2
         Fidelity VIP Asset Manager Portfolio-Service Class 2 Fidelity VIP Balanced Portfolio-Service Class 2 Fidelity VIP Mid Cap Portfolio-Service Class 2

MFS Variable Insurance Trust (File No. 811-08326)
         MFS Emerging Growth Series-Initial Class
         MFS Investors Trust Series-Initial Class
         MFS Capital Opportunities Series-Service Class
         MFS Mid Cap Growth Series-Service Class
         MFS New Discovery Series-Service Class

PIMCO Variable Insurance Trust (File No. 811-08399)
         Long-Term U.S. Government Portfolio-Administrative Class

Putnam Variable Trust (File No. 811-05346)
         Putnam VT International Equity Fund - Class IB

Touchstone Variable Series Trust (File No. 811-08416)
         Touchstone Baron Small Cap Fund
         Touchstone Emerging Growth Fund
         Touchstone Third Avenue Value Fund
         Touchstone Eagle Capital Appreciation Fund
         Touchstone Enhanced Dividend 30 Fund
         Touchstone Value Plus Fund
         Touchstone Growth & Income Fund
         Touchstone Balanced Fund
         Touchstone High Yield Fund
         Touchstone Core Bond Fund
         Touchstone Money Market Fund

Scudder Investments VIT Funds (File No. 811-07507)
         Scudder VIT Equity 500 Index Fund - Class A
          (DWS Equity 500 Index VIP - Class A)
         Scudder VIT Small Cap Index Fund - Class A
          (DWS Small Cap Index VIP - Class A)

The most recent semi-annual or annual reports of the following investment companies are made a part hereof and incorporated herein with respect to the semi-annual report for the Columbus Life Pinnacle Variable Universal Life product, Columbus Life Pinnacle II Variable Universal Life product, and Columbus Life Legacy Survivorship Variable Universal Life product.


AIM Variable Insurance Funds (File No. 811-07452)
         AIM V.I. Basic Value Fund - Series II
         AIM V.I. Capital Appreciation Fund - Series II
         AIM V.I. Growth Fund - Series II
         AIM V.I. Premier Equity Fund - Series II

Fidelity Variable Insurance Products Funds (File Nos. 811-03329, 811-05511, and 811-07205)
         Fidelity VIP Equity-Income Portfolio-Service Class 2 Fidelity VIP Contrafund Portfolio-Service Class 2 Fidelity VIP Growth & Income Portfolio-Service Class 2 Fidelity VIP Growth Portfolio-Service Class 2
         Fidelity VIP Asset Manager Portfolio-Service Class 2 Fidelity VIP Balanced Portfolio-Service Class 2 Fidelity VIP Mid Cap Portfolio-Service Class 2
         Fidelity VIP Money Market Portfolio-Initial Class

Franklin Templeton Variable Insurance Products Trust (File No. 811-05479)
         Franklin Growth and Incoem Securities Fund - Class 2
         Franklin Income Securities Fund - Class 2
         Franklin U.S. Government Fund - Class 2
         Franklin Large Cap Growth Securities Fund - Class 2
         Templeton Foreign Securities Fund - Class 2
         Templeton Growth Securities Fund - Class 2
         Mutual Shares Securities Fund - Class 2

Janus Aspen Series (File No. 811-07736)
         Janus Aspen Mid Cap Growth Portfolio-Service Shares
         Janus Aspen Forty Portfolio-Service Shares
         Janus Aspen Worldwide Growth Portfolio-Service Shares

J.P. Morgan Series II Trust (File No. 811-08212)
         J.P. Morgan Mid Cap Value Portfolio

MFS Variable Insurance Trust (File No. 811-08326)
         MFS Emerging Growth Series-Service Class
         MFS Capital Opportunities Series-Service Class
         MFS Mid Cap Growth Series-Service Class
         MFS New Discovery Series-Service Class

Oppenheimer Variable Account Funds (File No. 811-04108)
         Oppenheimer Aggressive Growth Fund/VA-Service Class
         Oppenheimer Strategic Bond Fund/VA-Service Class

Oppenheimer's Panorama Series Fund, Inc. (File No. 811-03255)
         Oppenheimer International Growth Fund/VA-Service Class

Putnam Variable Trust (File No. 811-05346)
         Putnam VT Growth and Income Fund - Class IB
         Putnam VT International Equity Fund - Class IB
         Putnam VT New Opportunities Fund - Class IB
         Putnam VT Small Cap Value Fund - Class IB
         Putnam VT Voyager Fund - Class IB

Scudder Investments VIT Funds (File No. 811-07507)
         Scudder VIT Equity 500 Index Fund - Class A
          (DWS Equity 500 Index VIP - Class A)
         Scudder VIT Small Cap Index Fund - Class A
          (DWS Small Cap Index VIP - Class A)

Scudder Variable Series I (File No. 811-04257)
         Scudder Variable Series I Bond Portfolio - Class A
          (DWS Bond VIP - Class A)

Touchstone Variable Series Trust (File No. 811-08416)
         Touchstone Baron Small Cap Fund
         Touchstone Emerging Growth Fund
         Touchstone Third Avenue Value Fund
         Touchstone Eagle Capital Appreciation Fund
         Touchstone Enhanced Dividend 30 Fund
         Touchstone Value Plus Fund
         Touchstone Growth & Income Fund
         Touchstone Balanced Fund
         Touchstone High Yield Fund
         Touchstone Core Bond Fund
         Touchstone Money Market Fund